Segmented Information - Schedule of Segment Information for Reporting Segments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total sales		$ 42,836	$ 42,797
Adjusted EBIT		2,329	2,238
Equity income		(101)	(112)
Net assets		18,273	19,007
Goodwill		2,674	2,767	$ 2,031
Fixed assets, net		9,584	9,618
Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Goodwill		435	452	448
Power & Vision [Member]
Segment Reporting Information [Line Items]
Goodwill		1,868	1,928	1,198
Seating Systems [Member]
Segment Reporting Information [Line Items]
Goodwill		250	258	260
Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Goodwill		102	109	$ 105
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales		42,836	42,797
External sales		42,836	42,797
Adjusted EBIT		2,329	2,238
Depreciation		1,510	1,436
Equity income		(101)	(112)
Net assets		18,273	19,007
Investments		1,045	1,273
Goodwill		2,674	2,767
Fixed assets, net		9,584	9,619
Fixed asset additions		2,178	2,500
Operating Segments [Member] | Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Total sales		16,999	17,511
External sales		16,745	17,199
Adjusted EBIT		1,283	1,304
Depreciation		731	716
Equity income		(4)	4
Net assets		8,727	8,147
Investments		24	2
Goodwill		435	452
Fixed assets, net		5,805	5,569
Fixed asset additions		1,338	1,638
Operating Segments [Member] | Power & Vision [Member]
Segment Reporting Information [Line Items]
Total sales		15,391	14,305
External sales		15,132	14,052
Adjusted EBIT		810	668
Depreciation		572	510
Equity income		(70)	(107)
Net assets		6,982	7,880
Investments		525	696
Goodwill		1,868	1,929
Fixed assets, net		2,828	2,991
Fixed asset additions		644	664
Operating Segments [Member] | Seating Systems [Member]
Segment Reporting Information [Line Items]
Total sales		5,800	6,047
External sales		5,787	6,027
Adjusted EBIT		223	218
Depreciation		98	89
Equity income		(24)	(3)
Net assets		1,401	1,340
Investments		193	172
Goodwill		250	257
Fixed assets, net		476	506
Fixed asset additions		112	108
Operating Segments [Member] | Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Total sales		5,186	5,538
External sales		5,155	5,502
Adjusted EBIT		130	124
Depreciation		83	100
Equity income		(7)	(8)
Net assets		439	574
Investments		105	100
Goodwill		102	109
Fixed assets, net		375	453
Fixed asset additions		59	65
Operating Segments [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total sales	[1]	(540)	(604)
External sales	[1]	17	17
Adjusted EBIT	[1]	(117)	(76)
Depreciation	[1]	26	21
Equity income	[1]	4	2
Net assets		724	1,066
Investments		198	303
Goodwill		19	20
Fixed assets, net		100	100
Fixed asset additions		$ 25	$ 25

[1]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.